Prepaid Expenses and Other Current Assets and Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets and Other Liabilities Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets

	December 31,
Dollars in thousands	2014	2013
Spare parts	$13,643	$18,975
Licenses	5,881	4,568
Electronic devices inventory	5,259	3,529
Prepaid rent	1,446	1,302
DVD cases and labels	1,330	2,596
Income taxes receivable	113	37,466
Other	12,165	16,273
Total prepaid and other current assets	$39,837	$84,709

Schedule of Other Accrued Liabilities
Other accrued liabilities

	December 31,
Dollars in thousands	2014	2013
Payroll related expenses	$33,343	$33,852
Accrued content library expense	23,226	21,602
Business taxes	21,629	22,939
Insurance	9,615	13,379
Deferred revenue	6,995	4,323
Accrued interest expense	6,974	7,015
Deferred rent expense	6,162	5,713
Service contract provider expenses	4,191	8,134
Other	24,991	17,170
Total other accrued liabilities	$137,126	$134,127